Significant Accounting Policies (Narrative) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Right-of-use assets	€ 4,134
Lease liabilities	4,167
Additional depreciation expenses	144
Additional financing expenses	€ 110
Useful life or contractual lease period for Lands of PV sites	20-25 years
Bottom of range [Member]
Statement Line Items [Line Items]
Discount rates used for measuring the lease liability	2.56%
Top of range [member]
Statement Line Items [Line Items]
Discount rates used for measuring the lease liability	4.57%
Weighted average [Member]
Statement Line Items [Line Items]
Discount rates used for measuring the lease liability	3.40%